United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2011

Date of Reporting Period: Quarter ended 08/31/2011

Item 1. Schedule of Investments

Federated Total Return Bond Fund

Portfolio of Investments

August 31, 2011 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 35.2%
		Basic Industry - Chemicals – 0.7%
$3,030,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	3,321,494
4,790,000		Albemarle Corp., Sr. Unsecd. Note, 4.50%, 12/15/2020	5,131,852
9,020,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	11,733,228
500,000		Du Pont (E.I.) de Nemours & Co., 4.625%, 1/15/2020	560,668
350,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	369,775
3,650,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	4,441,997
5,080,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, 4.00%, 12/7/2015	5,242,032
3,670,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	4,022,010
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	2,068,305
1,750,000		RPM International, Inc., 6.50%, 2/15/2018	1,937,498
6,090,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	6,733,567
3,000,000		Rohm & Haas Co., 6.00%, 9/15/2017	3,430,750
2,900,000		Sherwin-Williams Co., 3.125%, 12/15/2014	3,078,798
		TOTAL	52,071,974
		Basic Industry - Metals & Mining – 1.6%
650,000		Alcan, Inc., 5.00%, 6/1/2015	728,645
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,505,237
1,790,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	1,795,089
850,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	927,112
5,030,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	6,535,605
1,200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	1,214,805
1,500,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	1,447,953
3,100,000		ArcelorMittal, 6.125%, 6/1/2018	3,232,128
8,300,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	8,103,000
4,515,000		ArcelorMittal, Sr. Unsecd. Note, 6.75%, 3/1/2041	4,310,118
3,000,000		BHP Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	3,717,374
14,215,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	17,492,844
3,000,000		Barrick N.A. Finance LLC, Company Guarantee, 6.80%, 9/15/2018	3,706,761
6,860,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	7,272,991
1,210,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	1,334,586
420,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, 4.75%, 10/15/2014	458,956
6,640,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	6,673,200
4,380,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	4,180,447
5,500,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	5,633,826
5,300,000		Newmont Mining Corp., Company Guarantee, 5.125%, 10/1/2019	5,923,641
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,483,646
7,800,000		Rio Tinto Finance USA Ltd., 9.00%, 5/1/2019	10,668,401
2,410,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	2,937,184
7,205,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.95%, 5/1/2014	8,641,325
2,180,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	2,306,551
8,090,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	9,145,772
650,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	654,101
		TOTAL	123,031,298
		Basic Industry - Paper – 0.4%
540,000		International Paper Co., Bond, 7.30%, 11/15/2039	580,521

Principal Amount or Shares			Value
$15,200,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	18,094,497
3,100,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	3,170,252
266,000		Westvaco Corp., 7.65%, 3/15/2027	290,159
1,950,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	2,113,752
4,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	4,266,196
3,900,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	4,422,530
		TOTAL	32,937,907
		Capital Goods - Aerospace & Defense – 0.3%
600,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	669,080
3,200,000		Boeing Capital Corp., Sr. Note, 3.25%, 10/27/2014	3,429,538
1,220,000		Boeing Co., 4.875%, 2/15/2020	1,381,228
4,500,000		Boeing Co., Note, 5.125%, 2/15/2013	4,791,081
3,925,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	4,297,875
4,410,000		Goodrich Corp., Sr. Unsecd. Note, 3.60%, 2/1/2021	4,460,085
2,010,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	2,113,521
1,740,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	1,443,790
1,000,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	1,085,044
		TOTAL	23,671,242
		Capital Goods - Building Materials – 0.3%
12,995,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	12,832,563
8,020,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	9,281,562
		TOTAL	22,114,125
		Capital Goods - Construction Machinery – 0.1%
5,000,000		Caterpillar, Inc., 7.00%, 12/15/2013	5,684,985
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	75,365
500,000		John Deere Capital Corp., 7.00%, 3/15/2012	517,517
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,648,127
		TOTAL	8,925,994
		Capital Goods - Diversified Manufacturing – 0.9%
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,102,413
3,540,000		Dover Corp., Note, 5.45%, 3/15/2018	4,146,379
1,130,000		Emerson Electric Co., 4.875%, 10/15/2019	1,290,746
2,500,000		General Electric Co., Sr. Unsecd. Note, 5.00%, 2/1/2013	2,631,384
3,560,000		Harsco Corp., 5.75%, 5/15/2018	4,056,772
3,760,000		Hubbell, Inc., 5.95%, 6/1/2018	4,469,224
2,000,000	[1,2]	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	2,445,000
3,900,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 4.625%, 9/11/2015	4,159,643
1,745,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,124,042
9,260,000		Pentair, Inc., Company Guarantee, 5.00%, 5/15/2021	9,626,418
2,520,000		Roper Industries, Inc., 6.625%, 8/15/2013	2,778,597
6,420,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	7,586,315
4,740,000		Textron Financial Corp., 5.40%, 4/28/2013	4,956,120
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,446,900
1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,577,333
3,680,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	4,073,032
6,650,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	7,199,813
		TOTAL	66,670,131
		Capital Goods - Environmental – 0.2%
6,270,000		Republic Services, Inc., Company Guarantee, Series WI, 5.50%, 9/15/2019	7,219,840

Principal Amount or Shares			Value
$4,950,000		Republic Services, Inc., Company Guarantee, Series WI, 6.20%, 3/1/2040	5,477,528
900,000		Waste Management, Inc., 7.375%, 3/11/2019	1,134,034
		TOTAL	13,831,402
		Capital Goods - Packaging – 0.1%
4,520,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	4,842,057
		Communications - Media & Cable – 0.6%
182,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 3/15/2013	201,778
5,100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	5,898,679
4,700,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	5,566,844
2,400,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	2,581,997
6,335,000		Cox Communications, Inc., 7.125%, 10/1/2012	6,764,528
7,300,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	8,102,501
1,250,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,407,662
4,880,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	6,193,366
7,270,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	9,439,739
3,125,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	3,527,301
		TOTAL	49,684,395
		Communications - Media Noncable – 0.4%
4,925,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	5,381,121
2,380,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	2,748,900
3,130,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	3,350,942
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	278,428
7,088,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	7,732,030
1,760,000		News America, Inc., Company Guarantee, 5.65%, 8/15/2020	1,935,628
600,000		News America, Inc., Company Guarantee, 6.90%, 8/15/2039	676,545
6,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	6,439,063
		TOTAL	28,542,657
		Communications - Telecom Wireless – 0.5%
7,430,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	10,603,674
3,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,903,780
3,100,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	3,204,423
11,000,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	12,215,203
4,150,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/15/2017	4,317,630
4,730,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	5,491,907
		TOTAL	39,736,617
		Communications - Telecom Wirelines – 1.3%
27,200,000		AT&T, Inc., 6.70%, 11/15/2013	30,394,952
2,500,000		AT&T, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2014	2,759,212
3,600,000		Alltel Corp., Deb., 6.50%, 11/1/2013	3,980,022
6,050,000		CenturyLink, Inc., Sr. Note, 6.15%, 9/15/2019	5,970,594
4,590,000		CenturyLink, Inc., Sr. Unsecd. Note, 6.45%, 6/15/2021	4,472,528
7,255,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	7,852,530
2,370,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,655,065
2,000,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	2,052,681
5,000,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	6,117,292
5,240,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	5,119,418
4,070,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	4,217,884
16,700,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.10%, 4/15/2018	19,821,340
1,470,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,787,434

Principal Amount or Shares			Value
$1,000,000		Verizon Florida LLC, Sr. Unsecd. Note, Series F, 6.125%, 1/15/2013	1,065,739
		TOTAL	98,266,691
		Consumer Cyclical - Automotive – 1.1%
4,660,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	4,929,273
4,950,000	[1,2]	American Honda Finance Corp., 7.625%, 10/1/2018	6,354,827
25,910,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	28,675,245
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	3,276,995
3,150,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	3,289,909
1,000,000	[1,2]	Hyundai Capital America, Company Guarantee, Series 144A, 3.75%, 4/6/2016	1,030,044
4,090,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	4,491,008
2,190,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	2,270,958
14,975,000		Johnson Controls, Inc., Sr. Unsecd. Note, 4.875%, 9/15/2013	16,090,452
2,700,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	2,988,241
9,440,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	10,134,017
3,300,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	3,342,075
		TOTAL	86,873,044
		Consumer Cyclical - Entertainment – 0.6%
12,000,000	[1]	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	13,375,524
2,280,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	2,523,465
3,000,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	3,238,296
2,325,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	2,635,855
2,000,000		Time Warner, Inc., Company Guarantee, 6.10%, 7/15/2040	2,170,042
5,480,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	5,980,690
2,280,000		Time Warner, Inc., Company Guarantee, 6.25%, 3/29/2041	2,543,050
6,750,000		Time Warner, Inc., Deb., 7.25%, 10/15/2017	8,403,454
1,610,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	1,663,541
1,700,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	1,823,047
		TOTAL	44,356,964
		Consumer Cyclical - Lodging – 0.1%
6,050,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	6,492,241
3,150,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	3,187,822
850,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	899,035
		TOTAL	10,579,098
		Consumer Cyclical - Retailers – 0.6%
1,920,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	2,076,422
3,900,000		CVS Caremark Corp., Note, 6.60%, 3/15/2019	4,722,390
595,163	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	628,741
2,990,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	3,445,223
3,230,000		Costco Wholesale Corp., 5.30%, 3/15/2012	3,315,782
4,650,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	5,040,966
2,520,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	2,526,300
3,080,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	2,879,800
4,500,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.65%, 8/15/2016	4,905,000
210,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	211,642
2,540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,732,098
2,000,000		Target Corp., Sr. Unsecd. Note, 5.375%, 5/1/2017	2,356,265
1,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.80%, 2/15/2018	1,202,391
10,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.20%, 4/15/2038	12,088,112
		TOTAL	48,131,132

Principal Amount or Shares			Value
		Consumer Cyclical - Services – 0.2%
$2,100,000		Boston University, 7.625%, 7/15/2097	2,567,446
200,000		Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012	207,860
2,240,000		eBay, Inc., Sr. Unsecd. Note, 3.25%, 10/15/2020	2,207,732
2,785,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	2,811,580
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	2,325,200
4,000,000		Yale University, Note, Series MTN, 2.90%, 10/15/2014	4,270,425
		TOTAL	14,390,243
		Consumer Non-Cyclical - Food/Beverage – 1.1%
330,000		Archer-Daniels-Midland Co., 5.935%, 10/1/2032	393,626
4,870,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	5,586,951
4,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	4,592,135
3,210,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	3,755,354
1,510,000	[1,2]	Coca-Cola Company, Sr. Note, Series 144A, 1.80%, 9/1/2016	1,523,925
3,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	3,776,884
5,000,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	5,731,492
5,040,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	5,123,491
3,170,000		General Mills, Inc., Note, 5.70%, 2/15/2017	3,735,625
2,000,000		Hershey Foods Corp., Sr. Unsecd. Note, 5.00%, 4/1/2013	2,133,514
2,880,000		Kellogg Co., 4.25%, 3/6/2013	3,028,191
2,295,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	2,417,239
483,000		Kraft Foods, Inc., 5.625%, 11/1/2011	486,468
500,000		Kraft Foods, Inc., 6.50%, 11/1/2031	606,033
6,286,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	6,545,536
10,050,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	11,898,336
7,210,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	8,402,116
1,465,000		PepsiCo, Inc., 4.65%, 2/15/2013	1,550,449
4,250,000		PepsiCo, Inc., Note, 4.50%, 1/15/2020	4,753,293
642,000		PepsiCo, Inc., Sr. Unsecd. Note, 7.90%, 11/1/2018	854,274
2,980,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 5.75%, 4/7/2021	3,168,911
4,480,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	4,398,724
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	210,684
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	281,351
1,035,000		Sysco Corp., Sr. Note, 5.375%, 3/17/2019	1,222,474
		TOTAL	86,177,076
		Consumer Non-Cyclical - Health Care – 0.5%
1,125,000		Boston Scientific Corp., 4.50%, 1/15/2015	1,189,898
1,875,000		Boston Scientific Corp., 6.00%, 1/15/2020	2,074,374
2,140,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	2,551,543
3,000,000		Covidien International Finance SA, 5.45%, 10/15/2012	3,157,425
3,660,000		Express Scripts, Inc., Company Guarantee, 5.25%, 6/15/2012	3,781,880
1,800,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	2,233,510
4,500,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	4,614,757
1,600,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	1,733,208
6,885,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	8,201,458
3,590,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.15%, 12/28/2012	3,661,800
1,760,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	1,993,016
		TOTAL	35,192,869
		Consumer Non-Cyclical - Pharmaceuticals – 0.7%
10,670,000		Abbott Laboratories, 5.15%, 11/30/2012	11,292,275

Principal Amount or Shares			Value
$1,000,000		Abbott Laboratories, Sr. Unsecd. Note, 5.60%, 11/30/2017	1,191,120
7,120,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	7,413,700
1,860,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	1,864,703
2,109,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	2,456,412
3,000,000		Eli Lilly & Co., Note, 6.00%, 3/15/2012	3,091,488
400,000		Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016	482,169
3,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	4,206,183
6,960,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	7,411,594
2,000,000		GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018	2,399,266
500,000		Merck & Co., Inc., Sr. Unsecd. Note, 5.00%, 6/30/2019	586,622
500,000		Pfizer, Inc., Sr. Unsecd. Note, 5.35%, 3/15/2015	569,450
10,730,000		Pfizer, Inc., Sr. Unsecd. Note, 6.20%, 3/15/2019	13,188,831
645,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	800,294
		TOTAL	56,954,107
		Consumer Non-Cyclical - Products – 0.3%
1,330,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	1,368,903
5,740,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	6,172,280
550,000		Philips Electronics NV, 4.625%, 3/11/2013	580,369
2,840,000		Philips Electronics NV, 5.75%, 3/11/2018	3,280,872
2,190,000		Whirlpool Corp., 5.50%, 3/1/2013	2,314,088
7,310,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	7,634,140
		TOTAL	21,350,652
		Consumer Non-Cyclical - Supermarkets – 0.2%
4,000,000		Kroger Co., 7.50%, 1/15/2014	4,592,747
3,000,000		Kroger Co., Bond, 6.90%, 4/15/2038	3,750,055
5,060,000		Kroger Co., Note, 6.80%, 12/15/2018	6,270,691
		TOTAL	14,613,493
		Consumer Non-Cyclical - Tobacco – 0.4%
7,740,000		Altria Group, Inc., 9.25%, 8/6/2019	10,164,161
2,220,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	2,228,130
4,260,000		Philip Morris International, Inc., 5.65%, 5/16/2018	5,038,633
5,000,000		Philip Morris International, Inc., 6.875%, 3/17/2014	5,701,361
5,000,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	6,093,530
		TOTAL	29,225,815
		Energy - Independent – 1.1%
2,780,000		Apache Corp., Sr. Unsecd. Note, 5.10%, 9/1/2040	2,973,222
3,940,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	4,389,325
10,000,000		Canadian Natural Resources Ltd., 5.45%, 10/1/2012	10,476,929
1,980,000		Devon Energy Corp., 6.30%, 1/15/2019	2,386,739
11,093,000		Devon Financing Corp., Company Guarantee, 6.875%, 9/30/2011	11,142,323
1,480,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,729,613
1,730,000		Pemex Project Funding Master, 5.75%, 12/15/2015	1,958,144
10,850,000	[1,2]	Petroleos Mexicanos, Company Guarantee, Series 144A, 5.50%, 1/21/2021	11,804,016
14,700,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	15,815,350
3,410,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	3,709,300
5,965,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	6,659,322
1,330,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	1,321,020
9,510,000		XTO Energy, Inc., 6.375%, 6/15/2038	12,975,800

Principal Amount or Shares			Value
$610,000		XTO Energy, Inc., 6.75%, 8/1/2037	864,460
		TOTAL	88,205,563
		Energy - Integrated – 0.7%
5,080,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	5,431,938
3,470,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	3,637,222
4,615,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	5,040,469
100,000		BP PLC, Deb., 8.75%, 3/1/2032	127,500
4,030,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	4,327,726
9,000,000		Conoco, Inc., 7.25%, 10/15/2031	12,036,219
300,000		Conoco, Inc., Sr. Unsecd. Note, 6.95%, 4/15/2029	382,110
4,270,000		Hess Corp., 7.00%, 2/15/2014	4,866,750
5,260,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	5,463,560
2,000,000		Husky Energy, Inc., 5.90%, 6/15/2014	2,224,896
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	7,499,129
5,490,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	6,231,150
350,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	388,832
		TOTAL	57,657,501
		Energy - Oil Field Services – 0.3%
4,515,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	4,652,616
1,750,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	2,246,714
4,530,000	[1,2]	Nabors Industries, Inc., Company Guarantee, Series 144A, 4.625%, 9/15/2021	4,454,589
2,085,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	2,241,482
2,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	2,297,384
2,350,000		Weatherford International Ltd., 9.875%, 3/1/2039	3,633,407
		TOTAL	19,526,192
		Energy - Refining – 0.2%
2,200,000	[1,2]	Marathon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 3/1/2041	2,365,217
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	4,596,899
4,390,000		Valero Energy Corp., 9.375%, 3/15/2019	5,775,922
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	968,088
		TOTAL	13,706,126
		Financial Institution - Banking – 7.1%
3,130,000	[1,2]	ANZ National (Int'l) Ltd., Company Guarantee, Series 144A, 2.375%, 12/21/2012	3,185,690
4,035,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	4,214,215
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	3,219,139
6,840,000		Bank of America Corp., Note, 4.50%, 4/1/2015	6,925,182
7,750,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	8,483,561
8,640,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	8,488,015
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,082,011
2,420,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	2,615,840
10,000,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	11,345,386
1,225,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.90%, 5/1/2013	1,255,141
8,800,000		Bank of America Corp., Sub. Note, 4.75%, 8/15/2013	8,926,915
2,500,000	[1,2]	Barclays Bank PLC, 5.926%, 9/29/2049	2,047,389
1,870,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	2,063,401
16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	19,144,022
4,500,000		Capital One Bank, Sub., 8.80%, 7/15/2019	5,537,079
2,360,000		Capital One Capital IV, 6.745%, 2/17/2037	2,315,750
285,000		Capital One Capital V, 10.25%, 8/15/2039	297,640

Principal Amount or Shares			Value
$13,850,000		Capital One Capital VI, 8.875%, 5/15/2040	14,069,841
7,852,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	8,832,326
5,500,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	5,765,109
10,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	10,567,471
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	2,075,944
11,600,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	12,308,143
20,000,000		Citigroup, Inc., Sr. Unsecd. Note, 6.50%, 8/19/2013	21,266,305
3,040,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	3,217,997
2,850,000		City National Corp., Note, 5.25%, 9/15/2020	2,954,950
300,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	332,206
3,410,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.75%, 10/15/2014	3,580,940
2,000,000		Credit Suisse (USA), Inc., 5.125%, 1/15/2014	2,132,155
59,501,000		Credit Suisse (USA), Inc., Note, 6.125%, 11/15/2011	60,110,331
4,094,000		Credit Suisse (USA), Inc., Note, 6.50%, 1/15/2012	4,173,219
1,000,000		Credit Suisse (USA), Inc., Unsecd. Note, 5.50%, 8/15/2013	1,068,859
15,000,000		Credit Suisse AG New York, Sr. Unsecd. Note, 2.20%, 1/14/2014	15,013,615
1,250,000		Credit Suisse FB USA, Inc., Company Guarantee, 5.125%, 8/15/2015	1,355,435
6,630,000		Deutsche Bank AG London, Sr. Unsecd. Note, 3.25%, 1/11/2016	6,659,424
4,520,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	4,597,921
6,000,000		Goldman Sachs Group, Inc., 6.00%, 5/1/2014	6,451,109
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,435,435
7,820,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	8,223,310
1,550,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,549,691
8,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.00%, 10/1/2014	8,399,891
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	315,604
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 10/15/2013	1,563,940
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.35%, 1/15/2016	1,069,102
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	12,127,828
17,385,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.45%, 11/1/2012	18,101,306
9,310,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.15%, 4/1/2018	9,963,992
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.60%, 1/15/2012	1,020,807
15,250,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	15,776,133
4,680,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	5,032,897
1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,040,241
1,850,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	2,120,111
1,660,000		JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,865,714
13,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	14,922,435
3,150,000		JPMorgan Chase & Co., Sub., 5.75%, 1/2/2013	3,324,247
4,500,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,829,183
3,800,000		M & T Bank Corp., 5.375%, 5/24/2012	3,918,426
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	2,161,257
80,000		Marshall & Ilsley Bank, Milwaukee, 4.65%, 12/20/2012	83,609
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	983,558
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	672,898
12,350,000		Merrill Lynch & Co., Sr. Unsecd. Note, 5.45%, 2/5/2013	12,636,407
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	258,810
5,020,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	4,839,599
17,200,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	16,904,162
4,100,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	4,124,936

Principal Amount or Shares			Value
$10,000,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	9,972,350
5,200,000		Morgan Stanley, Sr. Unsecd. Note, 5.625%, 9/23/2019	5,229,736
4,800,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	4,931,585
5,925,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	6,168,846
1,855,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	1,949,229
4,580,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	4,913,857
750,000		National City Bank, Pennsylvania, 7.25%, 10/21/2011	755,010
1,200,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	1,222,592
5,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, Series 144A, 3.70%, 11/13/2014	5,214,286
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	2,101,191
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,090,003
2,000,000		PNC Bank, N.A., Series BKNT, 6.00%, 12/7/2017	2,254,686
5,200,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	5,591,490
1,170,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,291,189
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,405,819
2,235,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	2,475,034
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 6.517%, 3/29/2049	381,250
1,114,974	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	786,068
8,900,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	7,936,229
80,000		Southwest Bank AN M&I, Series CD2, 4.65%, 12/20/2012	83,609
750,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	849,649
1,500,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	1,621,697
4,280,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	4,339,486
4,380,000		Suntrust Capital VIII, Jr. Sub. Note, 6.10%, 12/15/2036	4,262,025
2,180,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	2,372,713
2,000,000		US Bancorp, Sr. Note, Series MTN, 2.125%, 2/15/2013	2,043,711
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	2,459,910
11,990,000		Wachovia Corp., 5.75%, 2/1/2018	13,658,740
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,399,814
6,600,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	7,004,601
3,650,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	4,408,088
		TOTAL	550,119,698
		Financial Institution - Brokerage – 1.1%
5,180,000		BlackRock, Inc., 6.25%, 9/15/2017	6,133,026
10,830,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	11,752,962
7,925,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	8,635,642
2,820,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	3,107,727
2,975,000		Eaton Vance Corp., 6.50%, 10/2/2017	3,503,939
2,645,000	[1,2]	FMR LLC, Bond, 7.57%, 6/15/2029	3,079,157
2,300,000	[1,2]	FMR LLC, Note, Series 144A, 7.49%, 6/15/2019	2,797,263
6,740,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	7,382,233
3,830,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	4,202,793
4,000,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	4,394,671
9,040,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	10,776,990
2,815,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	2,875,558
440,000		Nuveen Investments, 5.50%, 9/15/2015	367,400
7,560,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	9,192,836
3,345,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	3,451,945

Principal Amount or Shares			Value
$5,335,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	5,694,613
		TOTAL	87,348,755
		Financial Institution - Finance Noncaptive – 1.6%
1,580,000		American Express Co., Note, 2.75%, 9/15/2015	1,611,623
5,605,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	7,209,995
3,480,000		American Express Credit Corp., 5.875%, 5/2/2013	3,721,054
5,000,000		American Express Credit Corp., 7.30%, 8/20/2013	5,501,239
3,820,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	4,187,571
1,555,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,733,477
4,770,000		Berkshire Hathaway, Inc., Company Guarantee, 5.00%, 8/15/2013	5,133,854
5,210,000		Discover Bank, Sub., 8.70%, 11/18/2019	6,142,793
15,000,000		General Electric Capital Corp., 4.80%, 5/1/2013	15,826,049
1,750,000		General Electric Capital Corp., 5.625%, 9/15/2017	1,945,647
14,210,000		General Electric Capital Corp., 5.625%, 5/1/2018	15,678,461
4,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.80%, 1/8/2013	4,087,051
1,800,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,867,489
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.375%, 10/20/2016	2,194,254
5,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.50%, 1/8/2020	5,456,153
10,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.875%, 1/14/2038	10,299,316
3,200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 6.875%, 1/10/2039	3,650,612
200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 5.00%, 6/15/2016	221,318
1,900,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	2,025,224
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,317,250
1,109,000	[1,2]	HSBC Finance Corp., Sr. Sub., Series 144A, 6.676%, 1/15/2021	1,089,846
4,000,000		HSBC Finance Corp., Sr. Unsecd. Note, 7.00%, 5/15/2012	4,141,816
1,000,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note — Sr. Sub Note, 5.74%, 12/21/2065	727,800
3,960,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	3,651,338
1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	1,077,500
7,520,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	7,550,625
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	887,865
		TOTAL	119,937,220
		Financial Institution - Insurance — Health – 0.2%
2,383,000		UnitedHealth Group, Inc., 6.00%, 11/15/2017	2,832,870
1,710,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.50%, 11/15/2012	1,804,638
4,795,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	5,665,664
2,890,000		Wellpoint, Inc., 5.85%, 1/15/2036	3,144,963
4,279,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	5,284,121
		TOTAL	18,732,256
		Financial Institution - Insurance - Life – 1.6%
730,000	[1,2]	AXA Equitable Life Insurance Co., Sub., 7.70%, 12/1/2015	840,634
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	3,993,808
1,160,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	1,196,295
3,600,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	4,422,005
9,600,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	10,125,139
2,070,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	2,216,663
16,522,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	24,205,280
9,850,000	[1,2]	Met Life Global Funding I, Sr. Secd. Note, 5.125%, 11/9/2011	9,934,192
1,480,000		MetLife, Inc., 6.75%, 6/1/2016	1,734,167
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	3,008,500

Principal Amount or Shares			Value
$300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	314,225
3,000,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	3,537,362
5,000,000	[1,2]	New York Life Insurance Co., Sub. Note, 6.75%, 11/15/2039	6,062,057
11,450,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	12,893,585
4,045,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, 5.15%, 4/15/2013	4,281,011
3,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	3,314,986
2,070,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	2,470,556
4,440,000		Prudential Financial, Inc., 5.15%, 1/15/2013	4,648,698
1,050,000		Prudential Financial, Inc., 6.625%, 12/1/2037	1,150,047
430,000		Prudential Financial, Inc., Sr. Note, 7.375%, 6/15/2019	511,879
2,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	2,555,600
11,325,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	12,033,263
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, 6.20%, 11/15/2040	2,127,534
6,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 2.75%, 1/14/2013	6,099,650
250,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	280,212
300,000		SunAmerica, Inc., Deb., 8.125%, 4/28/2023	327,562
		TOTAL	124,284,910
		Financial Institution - Insurance - P&C – 0.8%
9,260,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	10,336,732
1,390,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,593,544
2,625,000		Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014	2,862,003
1,000,000		Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	956,870
5,625,000		CNA Financial Corp., 6.50%, 8/15/2016	6,212,334
7,620,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	7,955,562
3,770,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	4,301,725
2,880,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	3,366,137
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	1,092,128
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	914,737
3,615,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	3,530,044
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,844,390
6,600,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	8,125,436
1,320,000	[1,2]	TIAA Global Markets, Inc., 4.95%, 7/15/2013	1,421,580
2,395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	2,700,279
7,740,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, 6.45%, 12/15/2065	7,604,550
		TOTAL	64,818,051
		Financial Institution - REITs – 1.0%
2,920,000		AMB Property LP, 6.30%, 6/1/2013	3,090,426
2,950,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	3,254,865
2,260,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.70%, 3/15/2017	2,587,619
5,250,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	5,871,270
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	908,287
10,480,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	11,263,275
300,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	331,237
5,350,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	5,781,681
1,000,000		Liberty Property LP, 6.625%, 10/1/2017	1,166,711
1,270,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	1,259,268
6,400,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	6,635,034
4,900,000		ProLogis, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 8/15/2014	5,533,555
3,950,000		Prologis, Sr. Unsecd. Note, 5.50%, 4/1/2012	3,990,006

Principal Amount or Shares			Value
$3,080,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	3,130,685
14,000,000		Simon Property Group LP, 6.125%, 5/30/2018	15,872,826
4,315,000		Simon Property Group LP, 6.75%, 5/15/2014	4,857,822
4,140,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	4,591,907
		TOTAL	80,126,474
		Foreign-Local-Government – 0.4%
900,000		Province of Ontario, 4.375%, 2/15/2013	945,613
18,850,000		Province of Saskatchewan Canada, Unsecd. Note, 9.125%, 2/15/2021	28,623,176
		TOTAL	29,568,789
		Municipal Services – 0.0%
790,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	749,126
1,560,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,508,083
		TOTAL	2,257,209
		Sovereign – 0.1%
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,863,481
2,160,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,201,672
		TOTAL	7,065,153
		Technology – 1.5%
5,650,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	5,978,343
1,110,000		BMC Software, Inc., 7.25%, 6/1/2018	1,317,465
2,280,000		Cisco Systems, Inc., Sr. Unsecd. Note, 3.15%, 3/14/2017	2,396,838
18,510,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	21,454,222
4,730,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	5,720,746
13,385,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	15,795,197
4,200,000		Harris Corp., 5.95%, 12/1/2017	4,907,389
4,340,000		Hewlett-Packard Co., 6.125%, 3/1/2014	4,797,049
2,890,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	3,293,074
2,500,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,613,858
3,320,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.125%, 9/13/2015	3,335,048
5,000,000		IBM Corp., 7.625%, 10/15/2018	6,582,425
500,000		IBM Corp., Deb., 6.22%, 8/1/2027	616,114
135,000		IBM Corp., Deb., 7.50%, 6/15/2013	151,112
3,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	4,425,073
2,950,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	3,538,449
1,340,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	1,392,185
3,800,000		KLA-Tencor Corp., 6.90%, 5/1/2018	4,418,734
2,820,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	2,919,894
5,000,000		Oracle Corp., 5.00%, 7/8/2019	5,712,212
1,000,000		Oracle Corp., Note, 5.25%, 1/15/2016	1,155,574
500,000		Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	601,047
3,500,000		Pitney Bowes, Inc., Sr. Unsecd. Note, 4.625%, 10/1/2012	3,636,675
2,000,000		Pitney Bowes, Inc., Unsecd. Note, 3.875%, 6/15/2013	2,071,853
2,100,000	[1,2]	SAIC, Inc., Company Guarantee, Series 144A, 5.95%, 12/1/2040	2,348,849
2,255,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	2,333,548
		TOTAL	113,512,973
		Transportation - Airlines – 0.3%
318,044		Continental Airlines, Inc., Equip. Trust, 6.545%, 2/2/2019	326,194
2,640,000		Southwest Airlines Co., 6.50%, 3/1/2012	2,706,494

Principal Amount or Shares			Value
$18,168,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	19,497,752
		TOTAL	22,530,440
		Transportation - Railroads – 0.4%
3,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	4,122,344
9,840,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	10,782,449
3,000,000		Canadian National Railway Co., 5.55%, 5/15/2018	3,560,132
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,290,768
3,900,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	4,585,752
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,729,482
1,750,000	[1,2]	Union Pacific Corp., Sr. Unsecd. Note, Series 144A, 4.163%, 7/15/2022	1,851,754
		TOTAL	28,922,681
		Transportation - Services – 0.2%
2,030,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	2,403,509
250,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, Series 144A, 2.75%, 7/1/2013	255,501
2,690,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	2,935,742
2,565,000		Ryder System, Inc., Sr. Unsecd. Note, 3.15%, 3/2/2015	2,664,625
1,790,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	1,853,913
3,580,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 1/15/2021	3,702,252
		TOTAL	13,815,542
		Utility - Electric – 2.0%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	2,888,273
3,380,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	4,433,768
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	881,672
8,100,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	9,403,729
3,000,000		Consolidated Edison Co., 5.85%, 4/1/2018	3,643,451
410,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	483,646
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	7,668,767
2,950,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	3,904,967
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,449,518
427,000		Duke Energy Indiana, Inc., Sr. Deb., 6.12%, 10/15/2035	507,021
1,380,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	1,411,105
2,990,000	[1,2]	Electricite De France SA, 5.50%, 1/26/2014	3,231,180
5,885,000	[1,2]	Electricite De France SA, Note, Series 144A, 5.60%, 1/27/2040	6,092,148
2,840,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	2,860,526
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	302,146
513,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	585,071
9,000,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	9,278,840
1,360,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	1,637,162
3,000,000		FPL Group Capital, Inc., Unsecd. Note, 5.35%, 6/15/2013	3,210,862
3,370,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	3,677,465
6,520,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	7,152,186
1,544,489	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	1,735,675
5,560,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	6,030,137
1,750,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, 6.25%, 6/17/2014	1,921,168
3,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	4,126,462
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,487,569
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,233,717
2,690,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,911,744
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	9,029,605

Principal Amount or Shares			Value
$860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	1,010,879
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,134,352
5,900,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, 5.375%, 5/1/2021	6,247,557
3,300,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	3,356,763
435,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	512,273
710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	824,003
500,000		Pacificorp, 1st Mtg. Note, 6.90%, 11/15/2011	506,108
2,000,000		Progress Energy, Inc., 7.05%, 3/15/2019	2,491,479
500,000		Public Service Co., CO, 1st Mtg. Bond, Series 20, 5.125%, 6/1/2019	582,187
500,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	629,094
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,639,317
1,225,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,384,962
5,290,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	5,295,274
3,700,000		Union Electric Co., 6.00%, 4/1/2018	4,342,767
1,280,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	1,459,958
7,340,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	7,726,126
6,000,000		Westar Energy, Inc., 1st Mtg. Bond, 8.625%, 12/1/2018	8,155,979
		TOTAL	152,478,658
		Utility - Natural Gas Distributor – 0.4%
14,875,000		Atmos Energy Corp., 4.95%, 10/15/2014	16,414,406
510,000		Atmos Energy Corp., 5.125%, 1/15/2013	538,674
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,743,729
1,700,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	1,930,384
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,326,300
2,655,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	3,171,246
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	4,237,652
3,000,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	3,350,339
		TOTAL	32,712,730
		Utility - Natural Gas Pipelines – 1.0%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	728,111
1,205,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,285,225
2,280,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	2,249,020
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	4,308,334
2,985,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	3,083,013
5,820,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	6,844,815
11,880,000		Enterprise Products Operating LP, Company Guarantee, 5.90%, 4/15/2013	12,713,239
7,210,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	7,756,141
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	431,649
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,608,697
5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	6,176,341
3,340,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	3,952,082
12,470,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 7.125%, 3/15/2012	12,859,815
5,760,000		Williams Partners LP, 5.25%, 3/15/2020	6,270,935
3,330,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	3,333,373
		TOTAL	73,600,790
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,492,436,693)	2,713,098,694
		Adjustable Rate Mortgages – 0.0%
		Federal National Mortgage Association – 0.0%
18,639		FNMA ARM 681769, 2.250%, 1/01/2033	19,511

Principal Amount or Shares			Value
		Government National Mortgage Association – 0.0%
$1,358		GNMA2 ARM 8717, 2.125%, 10/20/2025	1,395
2,735		GNMA2 ARM 80201, 30 Year, 3.375%, 5/20/2028	2,874
		TOTAL	4,269
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $23,454)	23,780
		Asset-Backed Securities – 0.1%
		Commercial Mortgage – 0.1%
12,000,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AM, 5.509%, 9/15/2039	10,701,172
		Financial Institution - Finance Noncaptive – 0.0%
289,341		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	192,628
		Home Equity Loan – 0.0%
4,522	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029	3,753
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $11,157,829)	10,897,553
		Certificate of Deposit – 0.0%
		Financial Institution - Banking – 0.0%
85,000		Goldman Sachs Bank USA CD, 4.600%, 12/12/2012 (IDENTIFIED COST $86,047)	89,071
		GOVERNMENT AGENCIES – 4.9%
630,000		Federal Farm Credit System, Bond, 4.30%, 12/15/2014	703,723
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	1,093,818
1,000,000		Federal Farm Credit System, Bond, 5.625%, 12/21/2021	1,015,991
45,000,000		Federal Home Loan Bank System, 3.625%, 10/18/2013	48,084,534
1,250,000		Federal Home Loan Bank System, Bond, 3.50%, 3/13/2015	1,369,502
2,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/14/2013	2,130,364
2,000,000		Federal Home Loan Bank System, Bond, 4.625%, 10/10/2012	2,095,821
2,000,000		Federal Home Loan Bank System, Bond, 5.00%, 12/9/2016	2,363,220
1,000,000		Federal Home Loan Bank System, Bond, 5.65%, 4/20/2022	1,032,284
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	472,945
2,000,000		Federal Home Loan Mortgage Corp., 2.125%, 3/23/2012	2,021,701
40,000,000	[4]	Federal Home Loan Mortgage Corp., 4.875%, 6/13/2018	47,648,344
200,000,000		Federal Home Loan Mortgage Corp., Note, 1.75%, 9/10/2015	206,970,440
2,000,000		Federal Home Loan Mortgage Corp., Note, 3.75%, 3/27/2019	2,244,550
400,000		Federal Home Loan Mortgage Corp., Note, 4.625%, 4/4/2013	425,985
40,000,000	[4]	Federal National Mortgage Association, 3.875%, 7/12/2013	42,639,704
5,780,000	[4]	Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	8,085,239
2,000,000		Federal National Mortgage Association, Note, 2.75%, 3/13/2014	2,115,550
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,085,567
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $348,889,538)	373,599,282
		Governments/Agencies – 0.4%
		Sovereign – 0.4%
16,950,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	19,916,419
2,225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	2,355,719
3,800,000	[1,2]	State of Qatar, 6.40%, 1/20/2040	4,617,000
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $22,210,765)	26,889,138
		U.S. Treasury – 10.7%
		U.S. Treasury Bonds – 3.3%
18,500,000		United States Treasury Bond, 3.875%, 8/15/2040	19,391,758
40,400,000		United States Treasury Bond, 4.25%, 11/15/2040	45,150,155

Principal Amount or Shares			Value
$64,000,000		United States Treasury Bond, 4.375%, 5/15/2041	73,110,003
100,000,000		United States Treasury Bond, 4.75%, 2/15/2041	121,226,560
		TOTAL	258,878,476
		U.S. Treasury Notes – 7.4%
10,000,000		United States Treasury Note, 1.00%, 9/30/2011	10,007,422
125,000,000		United States Treasury Note, 1.125%, 6/15/2013	127,060,413
396,500,000	[4]	United States Treasury Note, 2.125%, 8/15/2021	392,720,879
9,000,000		United States Treasury Note, 3.125%, 5/15/2019	9,931,541
27,000,000		United States Treasury Note, 3.125%, 5/15/2021	29,212,699
		TOTAL	568,932,954
		TOTAL U.S. TREASURY (IDENTIFIED COST $795,690,903)	827,811,430
		Mortgage-Backed Securities – 0.1%
		Federal Home Loan Mortgage Corporation – 0.0%
82,346		Federal Home Loan Mortgage Corp., Pool A53146, 5.50%, 10/1/2036	90,081
123,927		Federal Home Loan Mortgage Corp., Pool A69436, 6.00%, 12/1/2037	137,159
172,072		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	186,369
50,004		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	54,158
136,041		Federal Home Loan Mortgage Corp., Pool G02562, 6.00%, 1/1/2037	150,928
14,858		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	15,687
		TOTAL	634,382
		Federal National Mortgage Association – 0.0%
64,451		Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	69,413
72,260		Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	78,526
425,532		Federal National Mortgage Association, Pool 257306, 5.50%, 8/1/2038	465,238
1,753		Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	1,793
292,564		Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	315,085
197,306		Federal National Mortgage Association, Pool 906224, 5.50%, 1/1/2037	217,010
		TOTAL	1,147,065
		Government National Mortgage Association – 0.1%
13,770		Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	15,751
10,577		Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	11,939
9,008		Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	10,355
21,462		Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	24,228
27,879		Government National Mortgage Association, Pool 2698, 5.50%, 1/20/2029	31,128
25,361		Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	28,634
9,534		Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	10,891
2,416		Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	2,736
25,515		Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	28,928
17,575		Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	19,937
18,506		Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	20,997
179,226		Government National Mortgage Association, Pool 3320, 5.50%, 12/20/2032	201,346
126,342		Government National Mortgage Association, Pool 3333, 5.50%, 1/20/2033	141,936
38,945		Government National Mortgage Association, Pool 3375, 5.50%, 4/20/2033	43,752
183,448		Government National Mortgage Association, Pool 3390, 5.50%, 5/20/2033	205,975
209,794		Government National Mortgage Association, Pool 3403, 5.50%, 6/20/2033	235,556
300,305		Government National Mortgage Association, Pool 3458, 5.00%, 10/20/2033	333,203
137,662		Government National Mortgage Association, Pool 3499, 5.00%, 1/20/2034	152,743
106,475		Government National Mortgage Association, Pool 3556, 5.50%, 5/20/2034	119,484
337,591		Government National Mortgage Association, Pool 3623, 5.00%, 10/20/2034	374,521

Principal Amount or Shares			Value
$22,302		Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	25,607
1,402		Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	1,621
3,876		Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	4,435
784		Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	900
2,897		Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,331
325		Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	377
147,651		Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	167,277
5,611		Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	6,450
6,002		Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	6,800
1,054		Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	1,195
265,834		Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	290,288
157,045		Government National Mortgage Association, Pool 643816, 6.00%, 7/15/2025	177,304
186,868		Government National Mortgage Association, Pool 704189, 5.50%, 1/15/2039	208,356
61,049		Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	70,028
150,630		Government National Mortgage Association, Pool 782604, 5.50%, 3/15/2039	168,444
		TOTAL	3,146,453
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,440,041)	4,927,900
		Collateralized Mortgage Obligations – 5.1%
		Commercial Mortgage – 4.8%
5,000,000		Banc of America Commercial Mortgage, Inc. 2007-4, Class A4, 5.916%, 2/10/2051	5,297,446
10,000,000		Banc of America Commercial Mortgage, Inc. 2007-4, Class AM, 6.000%, 2/10/2051	8,290,734
9,998,424		Bear Stearns Commercial Mortgage Securities 2007-PW16, Class AM, 5.906%, 6/11/2040	8,617,423
20,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	20,244,682
12,260,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	13,005,694
14,760,336	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	14,907,571
15,684,064		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	16,176,219
10,000,000	[1,2]	DBUBS Mortgage Trust 2011-LC1A, Class A3, 5.002%, 1/1/2021	9,724,989
5,676,446	[1,2]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/3/2015	5,832,037
27,000,000	[1,2]	GS Mortgage Securities Corp. 2010-C2, Class A2, 5.162%, 12/10/2043	28,508,739
9,998,417		JP Morgan Chase Commercial Mortgage Securities 2007-CB19, Class AM, 5.742%, 2/12/2049	8,620,103
34,147,204	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	35,182,448
13,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A3, 4.070%, 11/15/2043	12,576,461
14,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2011-C3A, Class A4, 4.717%, 2/15/2046	14,043,024
8,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2011-C3A, Class B, 5.013%, 2/15/2046	7,419,827
16,497,388		JP Morgan Chase Commercial Mortgage Securities, Class A4, 5.746%, 2/12/2049	17,405,269
3,000,000		Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	3,038,574
10,332,000		Merrill Lynch Mortgage Trust 2008-C1, Class A4, 5.69%, 2/12/2051	10,862,345
6,698,917		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.459%, 2/12/2051	5,745,993
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A4, 5.485%, 3/12/2051	10,380,847
30,000,000		Morgan Stanley Capital I 2007-IQ14, Class A4, 5.692%, 4/15/2049	31,027,050
31,794,567		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.110%, 12/12/2049	27,762,965
9,500,000	[1,2]	Morgan Stanley Capital I 2011-C1, Class A4, 5.033%, 9/15/2047	9,986,088
7,499,957	[1,2]	Morgan Stanley Capital I 2011-C1, Class B, 5.423%, 9/15/2047	7,547,827
16,542,631		NCUA Guaranteed Notes 2010-C1, Class A1, 1.600%, 10/29/2020	16,661,531
500,000		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.983%, 8/15/2039	510,218
24,960,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	25,159,181
		TOTAL	374,535,285
		Federal Home Loan Mortgage Corporation – 0.3%
21,000,000	[1,2]	Federal Home Loan Mortgage Corp., Class B, 4.998%, 5/10/2021	20,344,626

Principal Amount or Shares			Value
$14,096		Federal Home Loan Mortgage Corp. REMIC 3023A TG, 5.50%, 8/15/2035	14,128
400,000		Federal Home Loan Mortgage Corp. REMIC 3051F MY, 5.50%, 10/15/2025	455,235
		TOTAL	20,813,989
		Federal National Mortgage Association – 0.0%
13,307		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	15,269
6,399		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	7,550
		TOTAL	22,819
		Government National Mortgage Association – 0.0%
175,822		Government National Mortgage Association REMIC 0486C TA, 4.00%, 7/20/2034	184,122
500,000		Government National Mortgage Association REMIC 2003-1 PE, 5.50%, 7/16/2032	551,320
		TOTAL	735,442
		Non-Agency Mortgage – 0.0%
6,418	[1]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 2.886%, 1/28/2027	5,121
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $401,339,106)	396,112,656
		MUNICIPAL – 0.1%
9,840,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72%, 12/1/2038 (IDENTIFIED COST $10,060,645)	11,223,701
		PREFERRED STOCKS – 0.1%
		Finance - Commercial – 0.0%
26	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.000%	19,785
		Technology – 0.1%
4,425	[1]	Pitney Bowes International Holdings, Inc., Pfd., Series F, 6.125%	4,303,313
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,477,163)	4,323,098
		MUTUAL FUNDS – 42.7%[5]
6,485,390		Emerging Markets Fixed Income Core Fund	190,944,209
192,451,602		Federated Mortgage Core Portfolio	1,970,704,404
326,732,713	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%	326,732,713
12,088,086		Federated Project and Trade Finance Core Fund	122,089,669
107,190,867		High Yield Bond Portfolio	675,302,462
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $3,154,472,582)	3,285,773,457
		Repurchase Agreement – 5.7%
440,502,000		Interest in $2,500,000,000 joint repurchase agreement 0.07%, dated 8/31/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,500,004,861 on 9/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2041 and the market value of those underlying securities was $2,550,155,329 (purchased with proceeds from securities lending collateral). (AT COST)	440,502,000
		TOTAL INVESTMENTS — 105.1% (IDENTIFIED COST $7,685,786,766)[7]	8,095,271,760
		OTHER ASSETS AND LIABILITIES - NET — (5.1)%[8]	(393,546,967)
		TOTAL NET ASSETS — 100%	$7,701,724,793

At August 31, 2011, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	J.P. Morgan Securities, Inc.	UBS AG, London Branch	Goldman Sachs and Co.	Banc of America Securities LLC	Goldman Sachs and Co.	Banc of America Securities LLC
Reference Entity	Series 16 High Yield CDX Index	Series 16 High Yield CDX Index	Series 16 Investment Grade Index	Series 16 Investment Grade Index	Series 16 Investment Grade Index	Series 16 Investment Grade Index
Buy/Sell	Buy	Buy	Buy	Buy	Buy	Buy
Pay/Receive Fixed Rate	5.00%	5.00%	1.00%	1.00%	1.00%	1.00%
Expiration Date	6/20/2016	6/20/2016	6/20/2016	6/20/2016	6/20/2016	6/20/2016
Implied Credit Spread at 08/31/20119	4.59%	4.59%	1.25%	1.25%	1.25%	1.25%
Notional Amount	$208,500,000	$69,500,000	$300,000,000	$200,000,000	$100,000,000	$100,000,000
Market Value	$10,920,725	$3,640,242	$2,045,013	$1,363,342	$681,671	$681,671
Upfront Premiums Received (Paid)	$(14,356,476)	$(4,778,125)	$1,552,226	$1,034,818	$94,041	$352,047
Unrealized Appreciation/(Depreciation)	$(3,435,751)	$(1,137,883)	$3,597,239	$2,398,160	$775,712	$1,033,718

Net Unrealized Appreciation on Swap Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2011, these restricted securities amounted to $539,298,261, which represented 7.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2011, these liquid restricted securities amounted to $521,614,303, which represented 6.8% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at August 31, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	3/24/2010	$12,000,000	$13,375,524
Pitney Bowes International Holdings, Inc., Pfd., Series F, 6.125%	3/23/2010 - 3/25/2010	$4,469,250	$4,303,313
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 2.886%, 1/28/2027	2/4/1998	$16,118	$5,121
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of August 31, 2011, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$429,058,566	$440,502,000
5	Affiliated holdings.
6	7-Day net yield.
7	At August 31, 2011, the cost of investments for federal tax purposes was $7,685,797,505. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from swap contracts was $409,474,255. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $460,495,971 and net unrealized depreciation from investments for those securities having an excess of cost over value of $51,021,716.
8	Assets, other than investments in securities, less liabilities.
9	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occuring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurring for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.

  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$2,713,098,694	$ —	$2,713,098,694
Adjustable Rate Mortgages	—	23,780	—	23,780
Asset-Backed Securities	—	10,897,553	—	10,897,553
Certificate of Deposit	—	89,071	—	89,071
Government Agencies	—	373,599,282	—	373,599,282
Governments/Agencies	—	26,889,138	—	26,889,138
U.S. Treasury	—	827,811,430	—	827,811,430
Mortgage-Backed Securities	—	4,927,900	—	4,927,900
Collateralized Mortgage Obligations	—	396,112,656	—	396,112,656
Municipal	—	11,223,701	—	11,223,701
Equity Securities:
Preferred Stocks
Domestic	—	4,323,098	—	4,323,098
Mutual Funds	3,163,683,788	122,089,669[2]	—	3,285,773,457
Repurchase Agreement	—	440,502,000	—	440,502,000
TOTAL SECURITIES	$3,163,683,788	$4,931,587,972	$ —	$8,095,271,760
OTHER FINANCIAL INSTRUMENTS[3]	$ —	$19,332,664	$ —	$19,332,664
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Includes $72,573,417 of securities transferred from Level 1 to Level 2 because the adviser determined that these securities more appropriately meet the definition of Level 2. Transfers shown represent the value of the securities at the beginning of the period.
3	Other financial instruments include swap contracts.

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
REIT(s)	— Real Estate Investment Trust(s)
REMIC	— Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date October 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 21, 2011

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date October 21, 2011